SUPPLEMENT TO PROSPECTUS
The date of this supplement is June 23, 2016.

MFS® Global Equity Series
Initial Class & Service Class Shares

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
David Mannheim	1999	Investment Officer of MFS
Roger Morley	2009	Investment Officer of MFS
MFS anticipates that David Mannheim will retire as portfolio manager of the fund at a date between June 2017 and June 2018.

As of September 30, 2016, the above chart will be restated as follows:
Portfolio Manager	Since	Title
David Mannheim	1999	Investment Officer of MFS
Ryan P. McAllister	September 2016	Investment Officer of MFS
Roger Morley	2009	Investment Officer of MFS
MFS anticipates that David Mannheim will retire as portfolio manager of the fund at a date between June 2017 and June 2018.
Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
David Mannheim	Portfolio Manager	Employed in the investment area of MFS since 1988
Roger Morley	Portfolio Manager	Employed in the investment area of MFS since 2002
MFS anticipates that David Mannheim will retire as portfolio manager of the fund at a date between June 2017 and June 2018.

As of September 30, 2016, the above chart will be restated as follows:
Portfolio Manager	Primary Role	Five Year History
David Mannheim	Portfolio Manager	Employed in the investment area of MFS since 1988
Ryan P. McAllister	Portfolio Manager	Employed in the investment area of MFS since 2007
Roger Morley	Portfolio Manager	Employed in the investment area of MFS since 2002
MFS anticipates that David Mannheim will retire as portfolio manager of the fund at a date between June 2017 and June 2018.
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